Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit for the year from
Continuing operations	₺ 4,239,620	₺ 2,504,254	₺ 2,177,335
Discontinued operations		772,436
Profit for the year including discontinued operations	4,239,620	3,276,690	2,177,335
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	2,426,263	2,199,830	1,894,445
Amortization of intangible assets and right of use assets	3,548,516	2,846,735	2,393,529
Net finance expense	901,530	1,442,773	983,881
Fair value adjustments to derivatives	(2,016,859)	(570,204)	(1,719,610)
Income tax expense	387,193	785,630	495,481
(Gain) on sale of property, plant and equipment	(23,950)	(47,169)	(43,727)
Unrealized foreign exchange losses on operating assets	4,384,197	1,832,636	2,954,304
Provisions	1,230,295	920,924	796,520
Share of equity accounted investees	13,775	15,712	87
(Gain) loss on sale of subsidiary	1,387		(110,308)
Adjustments to (earnings) due to disposal of assets held for sale		(772,436)
Non-cash other adjustments	(13,840)	(15,557)
Cash flows from (used in) operations before changes in working capital	15,078,127	11,915,564	9,821,937
Change in trade receivables	(618,545)	(881,333)	273,110
Change in due from related parties	(11,208)	10,025	(5,870)
Change in receivables from financial services	429,950	1,651,180	(69,991)
Change in inventories	(25,316)	2,035	(76,883)
Change in other current assets	547,475	(299,790)	53,957
Change in other non-current assets	(71,752)	(38,112)	142,133
Change in due to related parties	27,484	(33,135)	40,072
Change in trade and other payables	614,418	92,427	(501,980)
Change in other non-current liabilities	739	(8,122)	(242,384)
Change in employee benefit obligations	(20,850)	(36,231)	(32,764)
Change in short term contract asset	(38,636)	(223,146)	(711,928)
Change in long term contract asset	(117,823)	(6,778)	(3,513)
Change in deferred revenue	82,254	45,402	54,391
Change in short term contract liability	24,662	34,652	255,756
Change in long term contract liability	22,874	10,292	131,598
Changes in other working capital	(543,289)	(506,303)	(981,764)
Cash generated from operations	15,380,564	11,728,627	8,145,877
Interest paid	(1,653,675)	(2,090,718)	(1,658,308)
Income tax paid	(634,094)	(611,354)	(657,715)
Net cash inflow from operating activities	13,092,795	9,026,555	5,829,854
Cash flows from investing activities:
Acquisition of property, plant and equipment	(3,904,443)	(3,195,069)	(2,960,648)
Acquisition of intangible assets	(3,375,915)	(2,821,111)	(2,264,912)
Proceeds from sale of property, plant and equipment	99,843	81,192	103,864
(Payments for)/proceeds from advances given for acquisition of property, plant and equipment	(501,339)	156,936	(204,817)
Contribution of increase of share capital in joint ventures/associates	(76,000)	(38,000)	(19,500)
Proceeds from sale of subsidiary	1,229	2,219,644	118,528
Cash inflows from financial asset at fair value through other comprehensive income	976,576	84,655
Cash outflows from financial asset at fair value through other comprehensive income	(972,188)	(369,591)	(39,877)
Payments for financial assets at amortized cost	(23,298)
Interest received	994,899	854,018	731,793
Net cash outflow from investing activities	(6,780,636)	(3,027,326)	(4,535,569)
Cash flows from financing activities:
Dividends received for treasury share	6,232	7,380	9,399
Proceeds from derivative instruments	2,085,585	1,924,363	1,054,345
Repayments of derivative instruments	(866,650)	(1,101,876)	(710,522)
Proceeds from issues of loans and borrowings	22,983,201	29,060,490	44,341,070
Proceeds from issues of bonds	494,987	311,649	2,188,313
Repayment of borrowings	(26,354,532)	(31,297,901)	(43,987,127)
Repayment of bonds	(455,878)	(225,794)	(191,312)
Dividends paid to shareholders	(811,622)	(1,010,000)	(1,900,000)
Dividends paid to non-controlling interest in subsidiaries	(32,856)	(125,027)	(58,778)
Acquisition of treasury shares	(9,994)	(9,998)	(94,620)
Payments of lease liabilities	(1,302,335)	(1,215,320)	(1,164,879)
Other cash (outflows)/inflows from financing activities	(3,951)	204,077	(20,272)
Net cash outflow from financing activities	(4,267,813)	(3,477,957)	(534,383)
Net increase in cash and cash equivalents	2,044,346	2,521,272	759,902
Cash and cash equivalents at 1 January	10,238,715	7,419,239	4,712,333
Effects of exchange rate changes on cash and cash equivalents	(422,506)	298,204	1,947,004
Cash and cash equivalents at 31 December	₺ 11,860,555	₺ 10,238,715	₺ 7,419,239